Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment expenses
	For the six-month ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Share-based compensation	9,807	1,542	1,212